Income Taxes - Reconciliation of Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Reconciliation [Line Items]
Tax expense at statutory rate of 35%, Amount			$ 59,280		$ 58,248		$ 40,080
State income taxes, Amount			6,757		5,809		3,857
Foreign taxes versus U.S. statutory rate, Amount			(6,008)		(7,710)		(4,272)
Transaction costs, Amount			4,489
U.S. manufacturing deduction, Amount			(3,603)		(1,082)		(942)
Audit settlements and statute of limitation lapses, Amount			(1,419)		(3,413)		(2,885)
Deferred tax rate adjustments, Amount			(1,942)		(234)		(2,902)
Other, Amount			(696)		471		223
Total, Amount	$ 13,491	$ 15,786	$ 56,858	[1]	$ 52,089	[2]	$ 33,159	[3]
Tax expense at statutory rate of 35%, Percentage			35.00%		35.00%		35.00%
State income taxes, Percentage			4.00%		3.50%		3.40%
Foreign taxes versus U.S. statutory rate, Percentage			(3.50%)		(4.60%)		(3.70%)
Transaction costs, Percentage			2.70%		0.00%		0.00%
U.S. manufacturing deduction, Percentage			(2.10%)		(0.70%)		(0.80%)
Audit settlements and statute of limitation lapses, Percentage			(0.80%)		(2.10%)		(2.50%)
Deferred tax rate adjustments, Percentage			(1.10%)		(0.10%)		(2.50%)
Other, Percentage			(0.60%)		0.30%		0.10%
Total, Percentage	36.00%	33.50%	33.60%		31.30%		29.00%

[1]	Excludes $0.1 million in income tax expense related to discontinued operations.
[2]	Excludes $5.5 million in income tax benefit related to discontinued operations.
[3]	Excludes $10.2 million in income tax benefit related to discontinued operations.